Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2021
Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities

18.  Accrued liabilities and other current liabilities

	December 31,
	2020	2021
	US$	US$

Revenue sharing fees and content costs	121,083	129,717
Salaries and welfare	112,217	99,725
Marketing and promotion expenses	95,261	58,854
Value added taxes and other taxes payable	88,215	137,142
Bandwidth costs	29,986	19,746
Consideration received related to disposal of YY Live (Note 3(a))	—	1,862,750
Others	37,688	37,904

Total	484,450	2,345,838